SCHEDULE OF ACCOUNT RECEIVABLES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Account Receivables Net
Account receivables, gross	$ 1,023,996	$ 1,154,703	$ 737,644	$ 1,059,766
Allowance for expected credit loss	(76,477)	(55,076)		(55,076)
Reversal of expected credit loss		84,503
Account receivables, net	$ 947,519	$ 1,184,130		$ 1,004,690